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                                               April 25, 2006

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:  Sequoia Fund, Inc.
              (File Nos. 002-35566 and 811-01976)
              -----------------------------------


Ladies and Gentlemen:

     On behalf of the above-referenced Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus and the statement of additional information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on April 20, 2006.

                                               Sincerely,


                                               /s/ Michelle Roberts
                                               --------------------
                                                   Michelle Roberts


SK 69900 0020 664593